14. Commitments and Contingencies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense	$ 11,288	$ 6,945	$ 9,321	$ 8,490
Increase (Decrease) in Due to Officers and Stockholders	969,000
Stock Payable	243,000
Increase to Stock Payable	1,106,000
Decrease to Stock Payable	(380,000)
Stock Payable	969,000		243,000
Monthly rent expense			772
New lease rate			1,392
Loss Contingency, Damages Sought, Value			$ 19,000
Warehouse Lease
Debt Instrument, Periodic Payment	$ 1,392